Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	May 31, 2022	May 27, 2021
Significant Accounting Policies (Details) [Line Items]
Operating cycle year	1 year
Transaction costs	$ 749
Treasury shares		911,916	431,210	2,030,658	4,866,668
Treasury shares [member]
Significant Accounting Policies (Details) [Line Items]
Treasury shares	860,036
Percentage shares	0.94%